May 2, 2003

VIA EDGAR

The United States Securities

    and Exchange Commission

Judiciary Plaza

450 Fifth Street, NW

Washington, D.C. 20549-0506

Subject:	GE Life and Annuity Assurance Company GE Life & Annuity Separate Account II SEC File No. 333-41031 CIK No. 0000804286

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of GE Life & Annuity Separate Account II (the “Separate Account”) and GE Life and Annuity Assurance Company (the “Company”), we certify that the form of the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from the form of the Statement of Additional Information contained in Post-Effective Amendment No. 8 to the Registration Statement for the Company and the Separate Account which was filed electronically and became effective on May 1, 2003.

Please contact the undersigned at (804) 281-6910 should you have any questions regarding this filing.

Sincerely,

/s/    HEATHER HARKER

Heather Harker, Esq.

Vice President, Associate General Counsel

    and Assistant Secretary

GE Life and Annuity Assurance Company